Profit appropriation and restricted net assets - Condensed Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by /(used in) operating activities	¥ 719,243	$ 110,228	¥ 397,933	¥ 29,781
Placement of time deposits	(789,331)	(120,970)	(443,454)	(224,586)
Withdrawal of time deposits	144,991	22,221	351,281	276,326
Net cash provided by/(used in) investing activities	(734,271)	(112,531)	(412,910)	(4,898)
Share repurchase program	(23,116)	(3,543)	(6,011)
Proceeds from exercise of stock options	10,330	1,583	4,334	1,611
Proceeds from issuance of stock, net of offering expenses	39,942	6,121
Net cash provided by (used in) financing activities	10,789	1,653	(54,536)	68,407
Effect of exchange rate changes on cash and cash equivalents	(12,065)	(1,849)	(679)	(186)
Net increase /(decrease) in cash and cash equivalents	(16,304)	(2,499)	(70,192)	93,104
Cash and cash equivalents at the beginning of the year	342,951	52,560	413,143	320,039
Cash and cash equivalents at the end of the year	326,647	50,061	342,951	413,143
Condensed
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by /(used in) operating activities	(14,977)	(2,295)	(6,718)	(3,836)
Placement of time deposits	(49,734)	(7,622)	(167,164)	(224,586)
Withdrawal of time deposits	48,635	7,454	169,412	246,326
Investment in subsidiaries				(68,755)
Net cash provided by/(used in) investing activities	(1,099)	(168)	2,248	(47,015)
Share repurchase program	(23,116)	(3,543)	(6,011)
Proceeds from exercise of stock options	10,330	1,583	4,334	1,611
Proceeds from issuance of stock, net of offering expenses	39,942	6,121
Net cash provided by (used in) financing activities	27,156	4,161	(1,677)	1,611
Effect of exchange rate changes on cash and cash equivalents	(2,970)	(455)	114	775
Net increase /(decrease) in cash and cash equivalents	8,110	1,243	(6,033)	(48,465)
Cash and cash equivalents at the beginning of the year	6,967	1,068	13,000	61,465
Cash and cash equivalents at the end of the year	¥ 15,077	$ 2,311	¥ 6,967	¥ 13,000